CONDENSED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2020	$ 9,870	$ 279,241	$ 0	$ 12,322	$ (1,416)	$ (277,987)	$ 22,030
CHANGES FOR
Issuance of share capital, net	8,386	37,495	975	0	0	0	46,856
Warrants exercised	2,235	18,967	0	0	0	0	21,202
Employee stock options exercised	5	41	0	(39)	0	0	7
Employee stock options forfeited and expired	0	143	0	(143)	0	0	0
Share-based compensation	0	0	0	832	0	0	832
Comprehensive loss for the period	0	0	0	0	0	(17,034)	(17,034)
BALANCE at Jun. 30, 2021	20,496	335,887	975	12,972	(1,416)	(295,021)	73,893
BALANCE at Mar. 31, 2021	18,731	321,920	975	12,616	(1,416)	(288,179)	64,647
CHANGES FOR
Issuance of share capital, net	1,581	12,516	0	0	0	0	14,097
Warrants exercised	184	1,444	0	0	0	0	1,628
Employee stock options exercised	0	3	0	(1)	0	0	2
Employee stock options forfeited and expired	0	4	0	(4)	0	0	0
Share-based compensation	0	0	0	361	0	0	361
Comprehensive loss for the period	0	0	0	0	0	(6,842)	(6,842)
BALANCE at Jun. 30, 2021	20,496	335,887	975	12,972	(1,416)	(295,021)	73,893
BALANCE at Dec. 31, 2021	21,066	339,346	975	13,157	(1,416)	(305,041)	68,087
CHANGES FOR
Issuance of share capital and warrants, net	89	177	0	0	0	0	266
Employee stock options exercised	2	12	0	(12)	0	0	2
Employee stock options forfeited and expired	0	135	0	(135)	0	0	0
Share-based compensation	0	0	0	586	0	0	586
Comprehensive loss for the period	0	0	0	0	0	(12,373)	(12,373)
BALANCE at Jun. 30, 2022	21,157	339,670	975	13,596	(1,416)	(317,414)	56,568
BALANCE at Mar. 31, 2022	21,066	339,444	975	13,315	(1,416)	(309,971)	63,413
CHANGES FOR
Issuance of share capital, net	89	177	0	0	0	0	266
Employee stock options exercised	2	12	0	(12)	0	0	2
Employee stock options forfeited and expired	0	37	0	(37)	0	0	0
Share-based compensation	0	0	0	330	0	0	330
Comprehensive loss for the period	0	0	0	0	0	(7,443)	(7,443)
BALANCE at Jun. 30, 2022	$ 21,157	$ 339,670	$ 975	$ 13,596	$ (1,416)	$ (317,414)	$ 56,568